Fair Value Measurement	6 Months Ended
Jun. 30, 2026
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

NOTE 7 – FAIR VALUE MEASUREMENT

The Company applies ASC Topic 820, Fair Value Measurement (“ASC 820”), that defines fair value and establishes a framework for measuring and disclosing fair value. The Company measures certain financial assets and liabilities at fair value based on applicable accounting guidance using a fair value hierarchy, which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:

Six months ended June 30, 2026
Fair value measurements using input type
	Fair Value		Level 1		Level 2	Level 3
Financial Assets:
Marketable securities	$	*	$	*	$-	$-

*	less than $1 thousand

	Year ended December 31, 2025
	Fair value measurements using input type
	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Marketable securities	$14	$14	$-	$-

The Company re-measured the asset using a Level 1 fair value measurement, as its prices are quoted in an active market.

ATMOA

The Company’s At-the-Market Offering Agreement (ATMOA), as described in Note 3B, is, in substance, a purchased call option over the Company’s own shares. Accordingly, the ATMOA has no substantial fair value until shares are sold under the agreement. Upon the sale of shares under the ATMOA, the difference between the cash proceeds received (net of transaction costs) and the closing price of the Company’s ordinary shares on the date of issuance is recognized as financing income or expense. As of June 30, 2026, the fair value of the ATMOA is zero.

Fair value gain and losses arising from the ATMOA are measured with reference to the spot price of the Company’s shares sold, less consideration receivable from the ATMOA Investor.